UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0582
Washington, D.C. 20549	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Funds Trust

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0226

Date of fiscal year end:	3/31

Date of reporting period:	7/1/05 to 6/30/06

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Crescent Fund Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
National Oilwell Varco, Inc.	NOV	637071101	7/22/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of independent auditors	Issuer	Y	For	For
Zale Corporation	ZLC	988858106	11/11/2005	1. Election of Directors	Issuer	Y	For	For

2. Approve an amendment to the Zale Corporation 2003 stock incentive plan to authorize the grant of time-vesting and performance-based restricted stock units and to establish categories of performance goals.

					Issuer	Y	For	For
				3. Approve the Zale Corporation outside directors’ 2005 stock incentive plan.	Issuer	Y	For	For
				4. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending July 31, 2006.	Issuer	Y	For	For
McData Corporation	MCDTA	580031201	12/6/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as independent auditors for the fiscal year ending January 31, 2006.	Issuer	Y	For	For
Ensco International Incorporated	ENSCO	26874Q100	5/9/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s appointment of KPMG LLP as independent accountants for 2006.	Issuer	Y	For	For
National Oilwell Varco, Inc.	NOV	637071101	5/17/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of independent auditors.	Issuer	Y	For	For
Plains Exploration & Production Co.	PXP	726505100	5/4/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of PricewaterhouseCoopers LLP as the company’s independent auditors for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
Countrywide PLC	=CWD	G2456N255	5/4/2006	1. Accept financial statements and statutory reports.	Issuer	Y	For	For
				2. Approve final dividend of 3.0 pence per share.	Issuer	Y	For	For
				3. Approve remuneration report.	Issuer	Y	For	For
				4. Re-elect Harry Hill as director.	Issuer	Y	For	For
				5. Re-elect Andrew Brown as director.	Issuer	Y	For	For

			6. Re-appoint BDO Stoy Hayward LLP as auditors and authorize the board to determine their remuneration.	Issuer	Y	For	For
			7. Authorize issue of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount of GBP 2,957,195.	Issuer	Y	ABS
			8. Authorize issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 443,579.	Issuer	Y	ABS
			9. Authorize 17,743,173 ordinary shares for market purchase.	Issuer	Y	ABS
			10. Amend Countrywide sharesave plan.	Issuer	Y	ABS
			11. Amend Countrywide approved share option plan.	Issuer	Y	ABS
			12. Amend Countrywide unapproved share option plan.	Issuer	Y	ABS
			13. Amend Countrywide Assured Group PLC savings-related share option scheme.	Issuer	Y	ABS
			14. Amend Countrywide Assured Group PLC executive share option scheme.	Issuer	Y	ABS
			15. Approve Countrywide 2006 performance share plan.	Issuer	Y	For	For
Renault SA	F77098105	5/4/2006

1. Receive the reports of the board of directors and the statutory auditors and approve the consolidated financial statements for the fiscal year ended December 31, 2005, in the form presented to the meeting and showing net income of EUR 3,453,222,000.00.

				Issuer	Y	ABS

2. Receive the report of the board of directors and the auditors’ general report and approve the company’s financial statements and the balance sheet for the year ended December 31, 2005, as presented and showing income of EUR 581,254,313.75.

				Issuer	Y	ABS

3. Approve the income for the fiscal year be appropriated as follows: income for the fiscal year: EUR 581,254,313.75, legal reserve: nil, balance: EUR 581,254,313.75 prior retained earnings: EUR 6,123,488,222.94, distributable income: EUR 6,704,742,536.69, total dividend: EUR 683,849,083.20, retained earnings: EUR 6,020,893,453.49 the shareholders will receive a net dividend of EUR 2.40 per share, and will entitle; to the 40% allowance, in accordance with Article 158-3-2 of the new French General Tax Code; single taxpayers, divorcees, widowers and married taxpayers subjected to a separate taxation to an annual fixed allowance of EUR 1,525.00; married or pacses taxpayers subjected to a common taxation to an annual fixed allowance of EUR 3,050.00; this dividend will be paid on May 15, 2006; in the event tha the company holds some of its own shares on such date; the amount of the unpaid dividend on such shares shall be allocated to the retained earnings account, as required by law.

	Issuer	Y	ABS
4. Approve, after hearing the special report of the auditors on agreements governed by Article L.225-38 of the French Commercial Code, and said report and the agreements referred to therein.	Issuer	Y	ABS
5. Approve to renew the appointment of Carlos Ghosn as a director for a 4-year period.	Issuer	Y	ABS
6. Approve to renew the appointment of Marc Ladreit De Lacharriere as director for a 4-year period.	Issuer	Y	ABS
7. Approve to renew the appointment of Jean-Claude Paye as a director for a 4-year period.	Issuer	Y	ABS
8. Approve to renew the appointment of Frank Riboud as a director for a 4-year period.	Issuer	Y	ABS
9. Appoint Hiroto Saikawa as a director, for a 4-year period.	Issuer	Y	ABS

10. Grant discharge to Francois Pinault which term of office ceased during the fiscal year ended December 31, 2005, for the performance of its duty.	Issuer	Y	ABS
11. Approve the report of the auditors on the terms used for the assessment of the non-voting shares payment.	Issuer	Y	ABS

12. Authorize the board of directors to trade in the company’s shares on the stock market, subject to the conditions described below: maximum purchase price: EUR 100.00, maximum number of shares to be acquired: 10% of the share capital, total funds invested in the share buy backs: EUR 2,849,371,180.00, the number of shares purchased by the company within the context of a transaction, split, contribution merger will not exceed 5% of its capital, the shareholders’ meeting decides that the present authorization can be used even in a period of a takeover or exchange bid, and also to take all necessary measures and accomplish all necessary formalities; authority expires at the end of the 18-month period.

	Issuer	Y	ABS

13. Authorize the board of directors to reduce the share capital, on one or more occasions and at its sole discretion, by cancelling the shares by virtue of the resoution no. 12 and held by the company in connection with a stock repurchase plan, up to a maximum of 10% of the share capital over a 24-month period; authority expires at the end of the 18-month period.

	Issuer	Y	ABS

14. Authorize the board of directors to grant, in one or more transactions, in favor of certain employees of the company, the companies and the trusts linked to it, options giving the right either to subscribe for new shares in the company to be issued through a share capital increase, or to purchase existing shares purchased by the company, it being provided that the options shall not give rights to a total number of shares, which shall exceed 3.20% of the share capital, and also to take all necessary measures and accomplish all necessary formalities; to charge the share issuance costs against the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase; authority expires at the end of the 38-month period.

	Issuer	Y	ABS

15. Authorize the board of directors to grant, for free, existing or future shares, in favor of the employees of the company or certain categories of them and of companies, trusts linked to it, they may represent more than 0.53% of the amount of the share capital, and also to take all necessary measures and accomplish all necessary formalities; to charge the share issuance costs agains the related premiums and deduct from the premiums the amounts necessary to raise the legal reserve to one-tenth of the new capital after each increase; authority expires at the end of the 38-month year period.

	Issuer	Y	ABS
16. Amend Article Number 12 of the by-laws, board of directors’ meetings and deliberations.	Issuer	Y	ABS
17. Amend Article 6 of the bylaws by deleting last indent and to add a new Article 7 and to amend in consequence the number of the Articles.	Issuer	Y	ABS

				18. Amend the Articles of the bylaws Number 19 to eventually the numbering of the Article and last indent of Article Number 30.	Issuer	Y	ABS
				19. Grant all powers on the bearer of an original, a copy or an extract of the minutes of this meeting to carry out all filings, publications and other formalities prescribed by law.	Issuer	Y	ABS
AFC Enterprises, Inc.	AFCE	00104Q107	5/25/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2006 stock incentive plan.	Issuer	Y	For	For
Lenovo Group Ltd.		Y525Y107	5/24/2006

1. Approve and ratify the services contract, including the continuing term and the relevant provisions as specified, entered into by and between the company and Mr. William J. Amelio, an executive director, the president and the chief executive officer of the company; and authorize any one director, or any one director and the company secretary if the affixation of the common seal is necessary, for and on behalf of the company and/or its subsidiaries to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him/them to be incidental to, ancillary to or in connection with the matters contemplated in the service contract.

					Issuer	Y	ABS
Onex Corporation	=OCX	68272K103	5/11/2006	1. Appointment of an auditor of the corporation.	Issuer	Y	For	For
				2. Authorization of the directors to fix the remuneration of the auditor.	Issuer	Y	For	For
				4. Election of directors as nominees of the holders of subordinate voting shares.	Issuer	Y	For	For
GlobalSantaFe Corporation	GSF	G3930E101	5/23/2006	1. Election of Directors	Issuer	Y	For	For

2A. Amend the company’s amended and restated articles of association, as amended to date; to provide that the issuance of preference shares is not a variation of the rights of the holders of ordinary shares and to make a related clarifying change, and amend the company’s amended and restated memorandum of association to make a related clarifying change.

					Issuer	Y	For	For
				2B. Amend the existing articles of association to increase the company’s flexibility in repurchasing it shares.	Issuer	Y	For	For
				2C. Amend the existing articles of association to delete obsolete provisions relating to Kuwait Petroleum Corporation and its affiliates.	Issuer	Y	For	For
				2D. Amend the existing memorandum of association and the existing articles of association to clarify, update and make minor changes to certain provisions.	Issuer	Y	For	For
				2E. Amend and restate the existing memorandum of association and the existing articles of association to incorporate all previous amendments thereto.	Issuer	Y	For	For
				3. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent auditor for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
Ares Capital Corporation	ARCC	04010L103	5/30/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2006.	Issuer	Y	For	For
				3. Approve an amended and restated investment advisory and management agreement between the company and Ares Capital Management as described in the proxy statement.	Issuer	Y	For	For
Magna International Inc.	MGA	559222401	5/2/2006	1. Election of Directors	Issuer	Y	For	For

2. Re-appointment of Ernst & Young LLP as the auditor of the corporation, based on the recommendation of the audit committee of the board of directors, and authorizing the audit committee to fix the auditor’s remuneration.

					Issuer	Y	For	For
PG&E Corporation	PCG	69331C108	4/19/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of the independent registered public accounting firm.	Issuer	Y	For	For
				3. Proposal regarding poison pill.	Shareholder	Y	For	Against
				4. Proposal regarding independent board chairman.	Shareholder	Y	For	Against
The Brink’s Company	BCO	109696104	5/5/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approve the selection of KPMG LLP as independent public accountants to audit the accounts of the company and its subsidiaries for the year 2006.	Issuer	Y	For	For
Assurant, Inc.	AIZ	04621X108	5/18/2006	1. Election of Directors	Issuer	Y	For	For
				2. Appointment of PricewaterhouseCoopers LLP, as independent registered public accounting firm.	Issuer	Y	For	For
Alfa Laval AB	=ALF	W04008152	4/27/2006	1. Opening of the meeting.	Issuer	Y	For	For
				2. Appoint attorney Bertil Villard as the chairman of the meeting.	Issuer	Y	For	For
				3. Approve the voting list.	Issuer	Y	For	For
				4. Approve the agenda for the meeting.	Issuer	Y	For	For
				5. Elect one or two persons to verify the minutes.	Issuer	Y	For	For
				6. Approve to determine whether the meeting has been properly convened.	Issuer	Y	For	For
				7. Approve the statement by the president.	Issuer	Y	For	For
				8. Approve the report on the work of the board and the board’s committees.	Issuer	Y	For	For
				9. Receive the annual report, the auditors’ report and the consolidated annual report and the auditors’ report on the consolidated annual report.	Issuer	Y	For	For
				10A. Adopt the income statement and the balance sheet, the consolidated income statement and the consolidated balance sheet.	Issuer	Y	For	For

10B. Approve a dividend for 2005 of SEK 5.10 per share; May 3, 2006 as the record date to receive the dividend.	Issuer	Y	For	For
10C. Grant discharge from liability of the board members and the president.	Issuer	Y	ABS
11. Approve the report on the work of the nomination committee.	Issuer	Y	ABS
12. Approve to determine the number of members of the board of directors at 8 and no deputies.	Issuer	Y	For	For

13. Approve the remuneration to the board of directors as SEK 2,825,000 to be distributed to the members elected by the AGM who are not employed by the company as follows: chariman SEK 725,000; other members SEK 300,000; supplement for the chairman of the audit committee SEK 100,000; supplement for the members of the audit committee SEK 50,000; supplement to members of the remuneration committee SEK 50,000; remuneration to the auditors is proposed to follow existing contracts.

	Issuer	Y	For	For

14. Re-elect Messrs. Gunilla Berg, Bjorn Hagglund, Anders Narvinger, Finn Rausing, Jorn Rausing, Lars Renstrom and Waldemar Schmidt as the board members; Lena Olving has declined re-election; elect Mr. Ulla Litzen and appoint Mr. Anders Narvinger as the chairman of the board.

	Issuer	Y	For	For
15. Amend the Articles 5, 6, 8, 10 and 11 of the articles of association to confirm with the new Companies Act that became effective on January 1, 2006 as specified.	Issuer	Y	For	For

16. Adopt the following principles for remuneration and other terms of employment for the company management: 1) Scope: company management means the president and members of the group management; these principles are adopted by the meeting, and for changes to currently existing employment contracts for such individuals that are made thereafter; management personnel residing outside of Sweden shall be offered terms that are competitive in the countries in which those individuals reside; 2) Basic principles and how remuneration issues are prepared: the basic principles are that Alfa Laval shall offer market-rate remuneration so that the company can attract and retain a competent management team the board has established a committee and charged it with the task of preparing matters regarding remuneration and other employment terms for company management; the board decides on these issues after the issues have been prepared by the remuneration committee; 3) Fixed remuneration: fixed salaries are reviewed annually and based on the competence and areas of responsibility of the individual officer; 4) Variable remuneration: variable remuneration can comprise a maximum of between 15 and 60% of the fixed remuneration, depending on the position; the range of the variable portion depends on the degree of fulfillment of, particularly, financial goals and, to a more limited extent, also qualitative goals; the board can consider whether or not to propose a share or share-related program for company management to the meeting; 5) Pension remuneration: a detailed description of existing pension benefits for company management is available in note 3 of the 2005 annual report; pension contracts shall be based on the ITP plan with supplements above 30 basic amounts relating to old-age or family pensions, or similar pension solutions; this supplement above 30 basic amounts shall be defined-contribution and be based on retirement not earlier than 62 years of age; Alfa Laval shall offer the opportunity of allocating salary and bonuses towards a temporary old-age and family pension; 6) Non-monetary remuneration: company management has the right to normal non-monetary remuneration, such as a company car and company healthcare; in certain instances, Alfa Laval can also arrange for housing; 7) Dismissal and severance pay: when Alfa Laval dismisses someone in company management, they are entitled to receive remuneration during the termination period and severange pay corresponding to a maximum of 24 monthly salaries.

Issuer	Y	For	For

17. Approve that there shall be a nomination committee to prepare and present proposals for shareholders at the AGM regarding the election of the chairman of the AGM, chairman of the board, the board members and, if applicable, the auditors as well as the board and auditor fees; the nomination committee comprise a maximum of 5 members, which shall be the representatives of the 5 largest shareholders at the close of the third quarter; the majority of the nomination committee members shall not be the board members; appoint the members of the nomination committee as follows: the board chairman shall at the end of the third quarter contact the 5 largest shareholders in the company, which then have the right to appoint the members to the nomination committee.  In addition the nomination committee may decide that the chairman of the board and other directors of the board shall be members of the nomination committee. If any of these five shareholders declines the right to appoint a member to the nomination committee, there is no obligation to ask more than eight of the largest shareholders, if this is not required for the nomination committee to comprise at least 3 members; if a member resigns from the nomination committee before its work is completed, the shareholder who appointed the member has the right to appoint a replacement. The nomination committee should be chaired by an owner representative who can also be a director of the board; the chairman of the board shall however not be appointed as the chairman of the nomination committee; the chairman of the board shall, as part of the nomination committee's work, ensure that the nomination committee is informed about the board's work and need for specific competence and other circumstances that could be of importance for the nomination committee; individual shareholders shall be entitled to submit proposals for the board members to the nomination committee for further evaluation within the framework of their work.

					Issuer	Y	For	For
				18. Other issues in accordance with the Swedish Companies Act or the articles of association.	Issuer	Y	ABS
				19. Closing the meeting.	Issuer	Y	For	For
Ventas, Inc.	VTR	92276F100	5/19/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the independent auditors for fiscal year 2006.	Issuer	Y	For	For
				3. Approve the adoption of the Ventas, Inc. 2006 incentive plan.	Issuer	Y	For	For
				4. Approve the adoption of the Ventas, Inc. 2006 stock plan for directors.	Issuer	Y	For	For
Interactive Data Corporation	IDC	45840J107	5/17/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2006.	Issuer	Y	For	For

Reliant Energy, Inc.	RRI	75952B105	5/19/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratify KPMG LLP as the company’s independent auditors for the fiscal year ending December 31, 2006.	Issuer	Y	For	For
				3. Proposal regarding the elimination of a classified board of directors.	Shareholder	Y	For
AGCO Corporation	AG	001084102	4/27/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2006 long-term incentive plan.	Issuer	Y	ABS
Big Lots, Inc.	BLI	089302103	5/25/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the 2006 bonus plan.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/22/2006	1. Election of Directors	Issuer	Y	For	For
Foot Locker, Inc.	FL	344849104	5/24/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of independent registered public accountants.	Issuer	Y	For	For
				3. Re-approval of the performance goals under the long-term incentive compensation plan.	Issuer	Y	For	For
Michaels Stores, Inc.	MIK	594087108	6/20/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of Ernst & Young LLP as independent registered public accounting firm for fiscal 2006.	Issuer	Y	For	For
Ross Stores, Inc.	ROST	778296103	5/18/2006	1. Election of Directors	Issuer	Y	For	For
				2. Approve the company’s second amended and restated incentive compensation plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending February 3, 2007.	Issuer	Y	For	For
Rowan Companies, Inc.	RDC	779382100	4/28/2006	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as independent auditors for 2006.	Issuer	Y	For	For
Trinity Industries, Inc.	TRN	896522109	5/15/2006	1. Election of Directors	Issuer	Y	For	For
				2. To approve ratification of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2006.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Funds Trust

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/31/06

* Print the name and title of each signing officer under his or her signature.